Summary of Significant Accounting Policies (Details) - Schedule of Level 3 valuation and is determined using the Black-Scholes valuation model	12 Months Ended
Dec. 31, 2022 USD ($)
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Acquired from the Business Combination	62,346
Settlements
Change in fair value	38,944
Ending balance	101,290
Representative Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Acquired from the Business Combination	200,179
Settlements
Change in fair value	199,193
Ending balance	$ 399,372